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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY




Investment Company Act file number      811-04379
                                    ------------------------------------------

                           Plan Investment Fund, Inc.
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               (Exact name of registrant as specified in charter)

  676 North St. Clair, Suite 1600, Chicago, Illinois               60611
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  (Address of principal executive offices)                      (Zip code)


                           David P. Behnke, President
                              676 North St. Clair
                            Chicago, Illinois 60611
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                     (Name and address of agent for service)

                                    COPY TO:

                              Robert F. Weber, Esq.
                                Seyfarth Shaw LLP
                              55 East Monroe Street
                             Chicago, Illinois 60603


Registrant's telephone number, including area code:   (312) 951-7700
                                                    --------------------------

Date of fiscal year end:           December 31
                           ----------------------------

Date of reporting period:  July 1, 2003 - June 30, 2004
                           ----------------------------


         Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.



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ITEM 1: PROXY VOTING RECORD

         There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2004 with respect to which the registrant was entitled to vote.


                                   SIGNATURES




         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant)   PLAN INVESTMENT FUND, INC.
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By (Signature and Title)*   /s/ David P. Behnke
                          ---------------------------------------------------
                            David P. Behnke, President

Date      November 9, 2004
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* Print the name and title of each signing officer under his or her signature.